Offerings - Offering: 1	Sep. 19, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common stock, $0.000025 par value per share, reserved for issuance pursuant to the Registrant`s 2016 Equity Incentive Plan
Amount Registered	13,259,036
Proposed Maximum Offering Price per Unit	57.9
Maximum Aggregate Offering Price	$ 767,698,184.4
Fee Rate	0.01476%
Amount of Registration Fee	$ 113,312.25
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock, $0.000025 par value per share, that become issuable under the Registrant's 2016 Equity Incentive Plan, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's Class A common stock.
(2)
Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for purposes of calculating the registration fee on the basis of the average of the high and low prices of Registrant's Class A common stock as reported on The Nasdaq Global Select Market on September 18, 2024.
(3)
Represents additional shares of Class A common stock available for issuance as a result of the automatic annual evergreen increase on August 1, 2024 under the Registrant's 2016 Equity Incentive Plan.